BUSINESS COMBINATION - Schedule of Intangible Assets Acquired (Details) - Darwin $ in Thousands	Jan. 05, 2023 USD ($)
Business Acquisition [Line Items]
Fair Value	$ 5,100
Trade name
Business Acquisition [Line Items]
Estimated Useful Life	2 years
Fair Value	$ 1,400
Developed technology
Business Acquisition [Line Items]
Estimated Useful Life	2 years
Fair Value	$ 3,700